Financial Instruments and Related Risk Management (Summary of Maximum Exposure to Credit Risk) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 6,951	$ 5,642
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	901	499
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 6,050	$ 5,143